Effect of Derivative Instruments on Consolidated Statement of Income, Pre-tax (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	¥ (610)	¥ 945	¥ (249)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	32	39	6
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,908)	(948)	(1,546)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		773	73
Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	1,356
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,475)	594	960
Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		269	(69)
Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	510
Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(4,528)	(2,025)	(1,231)
Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,298)	(2,296)	76
Gains (losses) recognized in income on hedged item	1,318	2,276	(120)
Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(26,863)	(3,574)	(8,828)
Gains (losses) recognized in income on hedged item	26,863	3,574	8,828
Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(3,398)	(2,896)	(2,352)
Gains (losses) recognized in income on hedged item	3,399	2,896	2,349
Fair value hedges | Foreign exchange long term debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,551)	(1,609)	172
Gains (losses) recognized in income on hedged item	1,551	1,609	(172)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(18,670)	(23,638)	(11,524)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	1,274	(171)	1,425
Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(6,968)	(16,469)	(19,637)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0	0	3,464
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(127)	5	8
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Life insurance premiums and related investment income (loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(3,463)
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Gains (losses) on investment securities and dividends
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(406)	(236)
Trading derivatives or derivatives not designated as hedging instruments | Futures | Life insurance premiums and related investment income (loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(10,262)
Trading derivatives or derivatives not designated as hedging instruments | Futures | Gains (losses) on investment securities and dividends
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(167)	(504)
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	71	(506)	344
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ (241)	¥ 992
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Life insurance premiums and related investment income (loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (16,175)